BORROWINGS - Additional Information (Details) $ in Millions, $ in Millions			3 Months Ended		6 Months Ended
	Apr. 25, 2022 USD ($)	May 24, 2021 USD ($)	Jun. 30, 2023 USD ($) extension	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) extension	Jun. 30, 2022 USD ($)	Jul. 27, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Nov. 14, 2022 CAD ($)	Apr. 25, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from corporate credit facility			$ 1,268	$ 1,245	$ 3,057	$ 2,202
Proceeds from corporate borrowings			0	474	0	474
Net proceeds from (repayment of) commercial paper program			225	(124)	477	(164)
Corporate Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity			$ 2,200		$ 2,200
Line of credit facility, unused capacity, commitment fee percentage			13		13
Subsidiary and corporate borrowings			$ 577		$ 577			$ 96
Letter of credit outstanding amount			$ 11		11			12
Proceeds from corporate credit facility					$ 481
Corporate Revolving Credit Facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.20%		1.20%
Medium-term Notes, Maturing September 11, 2028
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 529		$ 529			517
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.20%		4.20%
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity			$ 1,000		$ 1,000
Subsidiary and corporate borrowings			$ 0	$ 0	$ 0	$ 0		0
Borrowings, number of extensions | extension			8		8
Revolving credit facility with Brookfield | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			1.90%		1.90%
Medium-term Notes, Maturing October 9, 2029
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 529		$ 529			517
Medium-term Notes, Maturing October 9, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.40%		3.40%
Subordinated Notes, Maturing May 24, 2081
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 250		$ 250			250
Subordinated Notes, Maturing May 24, 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.00%		5.00%
Medium-term Notes, Maturing April 25, 2034
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 302		$ 302			295
Notional amount										$ 600
Finance costs	$ 3
Medium-term Notes, Maturing April 25, 2034 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.40%		5.40%
Medium-term Notes, Maturing April 25, 2034 Tranche One
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 400
Medium-term Notes, Maturing April 25, 2034 Tranche One | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										5.439%
Medium-term Notes, Maturing April 25, 2034 Tranche Two
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 200
Medium-term Notes, Maturing April 25, 2034 Tranche Two | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										5.789%
Medium-term Notes, Maturing September 1, 2032
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 378		$ 378			369
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.90%		2.90%
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 941		$ 941			464
Commercial paper program, maximum borrowing capacity			$ 1,000		$ 1,000
Commercial Paper | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.00%		6.00%
Subordinated notes, Maturing May 24, 2081
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.00%
Subsidiary and corporate borrowings		$ 250
Finance costs		$ 6
Medium-term Notes, Maturing July 27, 2030 | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 700
Medium-term Notes, Maturing July 27, 2030, Tranche One | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 500
Medium-term Notes, Maturing July 27, 2030, Tranche One | Fixed interest rate | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							5.71%
Medium-term Notes, Maturing July 27, 2030, Tranche Two | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 200
Medium-term Notes, Maturing July 27, 2030, Tranche Two | Fixed interest rate | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							5.95%
Medium-term Notes, Maturing November 14, 2027
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 340		$ 340			$ 332
Notional amount									$ 700
Medium-term Notes, Maturing November 14, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.60%		5.60%
Medium-term Notes, Maturing November 14, 2027 Tranche One
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 450
Medium-term Notes, Maturing November 14, 2027 Tranche One | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									5.616%
Medium-term Notes, Maturing November 14, 2027 Tranche Two
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 250
Medium-term Notes, Maturing November 14, 2027 Tranche Two | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									5.98%